Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Net Investment Of Parent [Member]	Issued capital [member]	Treasury shares [member]	Other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	R$ 962,926						R$ 962,926	R$ 11,676	R$ 974,602
IfrsStatementLineItems [Line Items]
Net income for the year	421,991						421,991	4,067	426,058
Reserves - tax breaks	8,450						8,450		8,450
Net change in fair value of equity instruments at FVOCI	6						6		6
Cash flow hedge, net	(25,881)						(25,881)		(25,881)
Capital increase	20,257						20,257		20,257
Treasury Shares acquisition	(39)						(39)		(39)
Acquisition of non-controlling interest (NCI)								(18,590)	(18,590)
Dividends	(79,674)						(79,674)		(79,674)
Ending balance, value at Dec. 31, 2023	1,308,036						1,308,036	(2,847)	1,305,189
IfrsStatementLineItems [Line Items]
Net income for the year	545,760						545,760	1,194	546,954
Net change in fair value of equity instruments at FVOCI						(6)	(6)		(6)
Cash flow hedge, net	32,448						32,448		32,448
Capital increase	102,715						102,715		102,715
Dividends	(9,950)						(9,950)		(9,950)
Pre reorganization	1,979,009						1,979,009	(1,653)	1,977,356
Change in parent company's net investment	(1,979,009)	1,054,971	(36)	534,229	382,589	8,029	773	(396)	377
Net income for the period					245,254		245,254	2,148	247,402
Usufruct dividends					(179,794)		(179,794)		(179,794)
Reserves		618,029	(1,121)	(618,029)			(1,121)		(1,121)
Allocation to profit reserves				680,397	(680,397)
Sale of non-controlling interest					285,074		285,074	114,926	400,000
Cash flow hedge, net						41,829	41,829		41,829
Transaction costs on sale of NCI, net				(8,927)			(8,927)	(402)	(9,329)
Ending balance, value at Dec. 31, 2024		1,673,000	(1,157)	587,670	52,726	49,852	2,362,091	114,623	2,476,714
IfrsStatementLineItems [Line Items]
Net income for the year					1,037,833		1,037,833	8,780	1,046,613
Cash flow hedge, net						(53,131)	(53,131)		(53,131)
Capital increase		929,082		(423,133)	(453,968)		51,981		51,981
Acquisition of non-controlling interest (NCI)					(8,819)		(8,819)	1,556	(7,263)
Usufruct dividends					(237,571)		(237,571)		(237,571)
Treasury shares			1,157	(343)			814		814
Share issuance costs			(1,297)				(1,297)		(1,297)
Change in non-controlling interest		20,000		380,000	(275,041)		124,959	(124,959)
Ending balance, value at Dec. 31, 2025		R$ 2,622,082	R$ (1,297)	R$ 544,194	R$ 115,160	R$ (3,279)	R$ 3,276,859		R$ 3,276,860